Document and Entity Information	Aug. 07, 2019
Cover [Abstract]
Entity Registrant Name	UGI CORP /PA/
Entity Address, Address Line One	460 Gulph Road
Entity Address, Address Line Two	P O BOX 858
Amendment Flag	false
Entity Central Index Key	0000884614
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Incorporation State Country Code	PA
Entity File Number	1-11071
Entity Tax Identification Number	23-2668356
Entity Address, City or Town	King of Prussia
Entity Address, Address Line Three	King
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	337-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	UGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false